Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State tax rate, net	3.60%	4.58%
Permanent differences	(1.96%)	(0.90%)
Federal orphan drug tax credit	7.15%	0.00%
Deferred tax asset valuation allowance	(14.57%)	(5.33%)
Effective income tax rate	15.22%	19.35%